CONDENSED BALANCE SHEET - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 304,944	$ 491,827
Prepaid expenses	39,816	65,973
Total Current Assets	344,760	557,800
Cash and marketable securities held in Trust Account	276,178,675	276,209,453
Total Assets	276,523,435	276,767,253
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities - Accrued expenses		1,630,832
Current liabilities - Accounts payable and accrued expenses	2,760,072	1,630,832
Warrant liabilities	32,386,148	30,101,808
Deferred underwriting fee payable	9,660,000	9,660,000
Total Liabilities	44,806,220	41,392,640
Commitments
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of September 30, 2021 and December 31, 2020	276,028,675	276,033,447
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(44,312,150)	(40,659,524)
Total Stockholders' Deficit	(44,311,460)	(40,658,834)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	276,523,435	276,767,253
Class A common stock
Stockholders' Deficit
Common stock	0	0
Class B common stock
Stockholders' Deficit
Common stock	$ 690	$ 690